Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition (Detail) - Radicle [member] $ in Millions	Jan. 31, 2023 CAD ($)
Disclosure Of Business Acquisitions By Acquisition Assets Acquired And Liabilities Assumed [Line Items]
Goodwill and intangible assets	$ 150
Other assets	85
Total assets	235
Liabilities	40
Purchase price	$ 195